Credit Risk - Disclosure of ECL Reconciliation (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	£ 865
Ending balance	1,005	£ 865
Less: Recoveries net of collection costs	(36)	17	£ 24
ECL charge/(release) to the Income Statement from continued operations	320	(233)	638
ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	865	1,377
Transfers from Stage 1 to Stage 2	0	0
Transfers from Stage 2 to Stage 1	0	0
Transfers to Stage 3	0	0
Transfers from Stage 3	0	0
Transfers of financial instruments	0	0
Net ECL remeasurement on stage transfer	98	(43)
Change in economic scenarios	163	(170)
Changes to model	0
New lending and assets purchased	142	76
Redemptions, repayments and assets sold	(130)	(205)
Changes in risk parameters and other movements	24	21
Assets written off	(157)	(191)
Ending balance	1,005	865	1,377
Net movement in the period	140	(512)
ECL charge/(release) to the Income Statement	297	(321)
Less: Discount unwind	(13)	(11)
Less: Recoveries net of collection costs	36	88
Total ECL charge/(release) to the Income Statement	320	(244)
Discontinued operations ECL adjustment	0	11
ECL charge/(release) to the Income Statement from continued operations	320	(233)
Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	132
Ending balance	170	132
Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	330
Ending balance	516	330
Stage 3
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	403
Ending balance	319	403
Exposures
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	313,347	322,745
Transfers from Stage 1 to Stage 2	0	0
Transfers from Stage 2 to Stage 1	0	0
Transfers to Stage 3	0	0
Transfers from Stage 3	0	0
Transfers of financial instruments	0	0
Net ECL remeasurement on stage transfer	0	0
Change in economic scenarios	0	0
Changes to model	0
New lending and assets purchased	49,377	51,823
Redemptions, repayments and assets sold	(57,561)	(67,619)
Changes in risk parameters and other movements	1,375	6,695
Assets written off	(254)	(297)
Ending balance	306,284	313,347	322,745
Net movement in the period	(7,063)	(9,398)
Financial instruments not credit-impaired | Subject to 12-month ECL | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	132	216
Transfers from Stage 1 to Stage 2	(25)	(9)
Transfers from Stage 2 to Stage 1	133	167
Transfers to Stage 3	(4)	(3)
Transfers from Stage 3	1	2
Transfers of financial instruments	105	157
Net ECL remeasurement on stage transfer	(110)	(133)
Change in economic scenarios	37	(7)
Changes to model	0
New lending and assets purchased	42	31
Redemptions, repayments and assets sold	(35)	(70)
Changes in risk parameters and other movements	(1)	(62)
Assets written off	0	0
Ending balance	170	132	216
Net movement in the period	38	(84)
ECL charge/(release) to the Income Statement	38	(84)
Less: Discount unwind	0	0
Less: Recoveries net of collection costs	0	0
Total ECL charge/(release) to the Income Statement	38	(84)
Discontinued operations ECL adjustment	0	11
ECL charge/(release) to the Income Statement from continued operations	38	(73)
Financial instruments not credit-impaired | Subject to 12-month ECL | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	292,366	301,413
Transfers from Stage 1 to Stage 2	(9,100)	(6,805)
Transfers from Stage 2 to Stage 1	7,207	5,883
Transfers to Stage 3	(621)	(571)
Transfers from Stage 3	10	14
Transfers of financial instruments	(2,504)	(1,479)
Net ECL remeasurement on stage transfer	0	0
Change in economic scenarios	0	0
Changes to model	0
New lending and assets purchased	48,194	50,862
Redemptions, repayments and assets sold	(54,546)	(63,658)
Changes in risk parameters and other movements	918	5,228
Assets written off	0	0
Ending balance	284,428	292,366	301,413
Net movement in the period	(7,938)	(9,047)
Financial instruments not credit-impaired | Subject to Lifetime ECL | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	330	592
Transfers from Stage 1 to Stage 2	25	9
Transfers from Stage 2 to Stage 1	(133)	(167)
Transfers to Stage 3	(32)	(20)
Transfers from Stage 3	150	62
Transfers of financial instruments	10	(116)
Net ECL remeasurement on stage transfer	98	26
Change in economic scenarios	123	(151)
Changes to model	0
New lending and assets purchased	76	26
Redemptions, repayments and assets sold	(60)	(67)
Changes in risk parameters and other movements	(61)	20
Assets written off	0	0
Ending balance	516	330	592
Net movement in the period	186	(262)
ECL charge/(release) to the Income Statement	186	(262)
Less: Discount unwind	0	0
Less: Recoveries net of collection costs	0	0
Total ECL charge/(release) to the Income Statement	186	(262)
Discontinued operations ECL adjustment	0	0
ECL charge/(release) to the Income Statement from continued operations	186	(262)
Financial instruments not credit-impaired | Subject to Lifetime ECL | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	17,964	18,336
Transfers from Stage 1 to Stage 2	9,100	6,805
Transfers from Stage 2 to Stage 1	(7,207)	(5,883)
Transfers to Stage 3	(624)	(532)
Transfers from Stage 3	758	456
Transfers of financial instruments	2,027	846
Net ECL remeasurement on stage transfer	0	0
Change in economic scenarios	0	0
Changes to model	0
New lending and assets purchased	1,119	936
Redemptions, repayments and assets sold	(2,065)	(3,442)
Changes in risk parameters and other movements	82	1,288
Assets written off	0	0
Ending balance	19,127	17,964	18,336
Net movement in the period	1,163	(372)
Financial instruments credit-impaired | Subject to Lifetime ECL | Stage 3
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	403	569
Transfers from Stage 1 to Stage 2	0	0
Transfers from Stage 2 to Stage 1	0	0
Transfers to Stage 3	36	23
Transfers from Stage 3	(151)	(64)
Transfers of financial instruments	(115)	(41)
Net ECL remeasurement on stage transfer	110	64
Change in economic scenarios	3	(12)
Changes to model	0
New lending and assets purchased	24	19
Redemptions, repayments and assets sold	(35)	(68)
Changes in risk parameters and other movements	86	63
Assets written off	(157)	(191)
Ending balance	319	403	569
Net movement in the period	(84)	(166)
ECL charge/(release) to the Income Statement	73	25
Less: Discount unwind	(13)	(11)
Less: Recoveries net of collection costs	36	88
Total ECL charge/(release) to the Income Statement	96	102
Discontinued operations ECL adjustment	0	0
ECL charge/(release) to the Income Statement from continued operations	96	102
Financial instruments credit-impaired | Subject to Lifetime ECL | Stage 3
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	3,017	2,996
Transfers from Stage 1 to Stage 2	0	0
Transfers from Stage 2 to Stage 1	0	0
Transfers to Stage 3	1,245	1,103
Transfers from Stage 3	(768)	(470)
Transfers of financial instruments	477	633
Net ECL remeasurement on stage transfer	0	0
Change in economic scenarios	0	0
Changes to model	0
New lending and assets purchased	64	25
Redemptions, repayments and assets sold	(950)	(519)
Changes in risk parameters and other movements	375	179
Assets written off	(254)	(297)
Ending balance	2,729	3,017	£ 2,996
Net movement in the period	£ (288)	£ 21